Note 10 - Leases - Operating Leases (Details) - USD ($) $ in Thousands		5 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Operating leases due				$ 7,790	$ 10,589
Office lease [member]
Statement Line Items [Line Items]
Leasing costs expensed	[1]	$ 494	$ 2,619	3,063	3,085
Date center lease [member]
Statement Line Items [Line Items]
Leasing costs expensed	[2]	$ 1,717		4,627	5,366
Not later than one year [member]
Statement Line Items [Line Items]
Operating leases due				3,249	3,250
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Operating leases due				4,541	6,702
Later than five years [member]
Statement Line Items [Line Items]
Operating leases due					$ 638

[1]	Included in Rent and other office expenses in Note 6
[2]	Included in Hosting expenses in Note 6